Capital Stock (Details 3) - Years	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of range of exercise prices of outstanding share options [line items]
Expected option life (in years)	4.5
Risk free interest rate	1.71%
Dividend yield
Expected volatility	80.44%
Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Expected option life (in years)		4.8	1.0
Risk free interest rate		0.52%	0.57%
Expected volatility		115.59%	135.03%
Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Expected option life (in years)		5.0	5.3
Risk free interest rate		0.67%	0.92%
Expected volatility		117.56%	171.07%